Financial Instruments and Risk Management (Details) - USD ($)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Financial Assets
Cash and cash equivalents	$ 2,770,000	$ 3,152,000	$ 6,166,000	$ 7,520,000
Financial Liabilities
Unsecured notes payable		3,361,000
Warrant liability	1,100,000
Amortized cost [Member]
Financial Assets
Cash and cash equivalents	2,770,000	3,152,000
Prepaid expenses and Other Receivables	2,176,000	574,000
Investment
Financial Liabilities
Accounts payable and accrued liabilities	1,938,000	1,268,000
Unsecured notes payable	150,000	3,661,000
Warrant liability
Fair Value to Other Comprehensive Income [Member]
Financial Assets
Cash and cash equivalents
Prepaid expenses and Other Receivables
Investment	9,144,000	8,702,000
Financial Liabilities
Accounts payable and accrued liabilities
Unsecured notes payable
Warrant liability	$ 1,120,000